DESCRIPTION OF THE PLAN - Forfeitures (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF THE PLAN
Forfeited nonvested account balance	$ 157,674	$ 160,864
Amount of forfeited nonvested accounts used to offset employer contributions	$ 1,119,051	$ 1,541,774